Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 11: Segment Reporting

The Company’s operations are organized under one reportable segment. The Chief Executive Officer, who is the Company’s CODM, manages the Company’s operations and reviews financial information on a consolidated basis. Decisions regarding resource allocation and assessment of profitability are based on the Company’s responsibility to deliver high quality primary medical care services to its patient population. For the periods presented, all the Company’s revenue was earned in the United States. Likewise, all the Company’s long-lived assets were located in the United States.

Note 20: Segment Reporting

The Company’s operations are organized under a single reportable segment. The Chief Executive Officer, who is the Company’s CODM, manages the Company’s operations and reviews financial information on a consolidated basis. Decisions regarding resource allocation and assessment of profitability are based on the Company’s responsibility to deliver high quality primary medical care services to its patient population. For the periods presented, all the Company’s revenue was earned in the United States. Likewise, all the Company’s long-lived assets were located in the United States.